Invesco Annual Report to Shareholders
September 30, 2020
QQQ Invesco QQQ TrustSM, Series 1

2

Introduction

The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust that issues securities called Invesco QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Underlying Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

3

Invesco QQQ TrustSM, Series 1 (QQQ)

September 30, 2020

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobiles-3.45%
Tesla, Inc.(b)	10,926,558	$4,687,602,648

Beverages-2.02%
Monster Beverage Corp.(b)	6,184,415	495,990,083
PepsiCo, Inc.	16,236,345	2,250,357,417

		2,746,347,500

Biotechnology-4.52%
Alexion Pharmaceuticals, Inc.(b)	2,569,759	294,057,522
Amgen, Inc.	6,868,026	1,745,577,488
Biogen, Inc.(b)	1,856,132	526,547,526
BioMarin Pharmaceutical, Inc.(b)	2,126,649	161,795,456
Gilead Sciences, Inc.	14,701,296	928,974,894
Incyte Corp.(b)	2,564,678	230,154,204
Moderna, Inc.(b)	4,626,852	327,349,779
Regeneron Pharmaceuticals, Inc.(b)	1,226,083	686,336,742
Seattle Genetics, Inc.(b)	2,040,362	399,278,440
Vertex Pharmaceuticals, Inc.(b)	3,054,145	831,093,937

		6,131,165,988

Commercial Services & Supplies-0.51%
Cintas Corp.	1,213,294	403,820,642
Copart, Inc.(b)	2,752,842	289,488,865

		693,309,507

Communications Equipment-1.44%
Cisco Systems, Inc.	49,510,807	1,950,230,688

Diversified Telecommunication Services-0.10%
Liberty Global PLC, Class A (United Kingdom)(b)	2,137,423	44,907,257
Liberty Global PLC, Class C (United Kingdom)(b)	4,676,361	96,029,073

		140,936,330

Electric Utilities-0.62%
Exelon Corp.	11,427,115	408,633,633
Xcel Energy, Inc.	6,160,126	425,110,295

		833,743,928

Electronic Equipment, Instruments & Components-0.15%
CDW Corp.	1,672,607	199,926,715

Entertainment-3.22%
Activision Blizzard, Inc.	9,051,063	732,683,550
Electronic Arts, Inc.(b)	3,386,339	441,612,469
NetEase, Inc., ADR (China)	841,046	382,398,385
Netflix, Inc.(b)	5,171,382	2,585,846,141
Take-Two Interactive Software, Inc.(b)	1,340,399	221,460,723

		4,364,001,268

Food & Staples Retailing-1.62%
Costco Wholesale Corp.	5,177,750	1,838,101,250
Walgreens Boots Alliance, Inc.	10,160,976	364,982,258

		2,203,083,508

Food Products-1.03%
Kraft Heinz Co. (The)	14,335,975	429,362,451
Mondelez International, Inc., Class A	16,748,875	962,222,869

		1,391,585,320

	Shares	Value
Health Care Equipment & Supplies-1.57%
Align Technology, Inc.(b)	924,025	$302,488,824
DexCom, Inc.(b)	1,122,715	462,816,805
IDEXX Laboratories, Inc.(b)	997,327	392,059,217
Intuitive Surgical, Inc.(b)	1,372,460	973,815,268

		2,131,180,114

Health Care Technology-0.19%
Cerner Corp.	3,580,848	258,859,502

Hotels, Restaurants & Leisure-1.13%
Marriott International, Inc., Class A	3,803,229	352,102,941
Starbucks Corp.	13,708,004	1,177,791,703

		1,529,894,644

Interactive Media & Services-11.32%
Alphabet, Inc., Class A(b)	3,169,332	4,644,972,979
Alphabet, Inc., Class C(b)	3,066,684	4,506,798,807
Baidu, Inc., ADR (China)(b)	3,297,465	417,426,094
Facebook, Inc., Class A(b)	22,101,519	5,788,387,826

		15,357,585,706

Internet & Direct Marketing Retail-13.12%
Amazon.com, Inc.(b)	4,604,448	14,498,163,551
Booking Holdings, Inc.(b)	480,112	821,317,996
eBay, Inc.	8,206,717	427,569,956
Expedia Group, Inc.	1,591,316	145,907,764
JD.com, Inc., ADR (China)(b)	10,762,946	835,312,239
MercadoLibre, Inc. (Argentina)(b)	583,030	631,118,315
Pinduoduo, Inc., ADR (China)(b)	3,383,540	250,889,491
Trip.com Group Ltd., ADR (China)(b)	6,132,044	190,951,850

		17,801,231,162

IT Services-3.89%
Automatic Data Processing, Inc.	5,041,907	703,295,607
Cognizant Technology Solutions Corp., Class A	6,358,550	441,410,541
Fiserv, Inc.(b)	7,852,591	809,209,502
Paychex, Inc.	4,206,853	335,580,664
PayPal Holdings, Inc.(b)	13,758,363	2,710,810,262
VeriSign, Inc.(b)	1,346,841	275,900,379

		5,276,206,955

Life Sciences Tools & Services-0.39%
Illumina, Inc.(b)	1,711,660	529,039,873

Machinery-0.26%
PACCAR, Inc.	4,058,916	346,144,356

Media-3.27%
Charter Communications, Inc., Class A(b)	2,402,433	1,499,935,019
Comcast Corp., Class A	53,455,376	2,472,845,694
Fox Corp., Class A	4,029,940	112,153,230
Fox Corp., Class B	3,061,672	85,634,966
Sirius XM Holdings, Inc.	50,894,553	272,794,804

		4,443,363,713

Multiline Retail-0.19%
Dollar Tree, Inc.(b)	2,782,497	254,153,276

Professional Services-0.26%
Verisk Analytics, Inc.	1,904,189	352,865,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco QQQ TrustSM, Series 1 (QQQ)–(continued)

September 30, 2020

	Shares	Value
Road & Rail-0.51%
CSX Corp.	8,970,919	$696,771,279

Semiconductors & Semiconductor Equipment-12.48%
Advanced Micro Devices, Inc.(b)	13,767,274	1,128,778,795
Analog Devices, Inc.	4,329,222	505,393,376
Applied Materials, Inc.	10,709,361	636,671,512
ASML Holding N.V., New York Shares (Netherlands)	895,266	330,594,876
Broadcom, Inc.	4,687,868	1,707,884,070
Intel Corp.	49,870,899	2,582,315,150
KLA Corp.	1,823,110	353,209,331
Lam Research Corp.	1,707,696	566,528,148
Maxim Integrated Products, Inc.	3,127,202	211,430,127
Microchip Technology, Inc.	2,960,008	304,170,422
Micron Technology, Inc.(b)	13,027,728	611,782,107
NVIDIA Corp.	7,234,869	3,915,655,800
NXP Semiconductors N.V. (Netherlands)	3,274,535	408,694,713
QUALCOMM, Inc.	13,230,311	1,556,942,999
Skyworks Solutions, Inc.	1,958,875	285,016,313
Texas Instruments, Inc.	10,740,541	1,533,641,849
Xilinx, Inc.	2,865,137	298,661,881

		16,937,371,469

Software-16.73%
Adobe, Inc.(b)	5,624,526	2,758,436,286
ANSYS, Inc.(b)	1,005,985	329,188,471
Autodesk, Inc.(b)	2,569,878	593,667,517
Cadence Design Systems, Inc.(b)	3,269,047	348,578,482
Check Point Software Technologies Ltd. (Israel)(b)	1,643,715	197,804,663
Citrix Systems, Inc.	1,448,186	199,429,694
DocuSign, Inc.(b)	2,169,273	466,914,320

	Shares	Value
Software-(continued)
Intuit, Inc.	3,070,265	$1,001,551,146
Microsoft Corp.	69,565,441	14,631,699,205
Splunk, Inc.(b)	1,862,684	350,426,741
Synopsys, Inc.(b)	1,779,254	380,724,771
Workday, Inc., Class A(b)	2,075,729	446,551,580
Zoom Video Communications, Inc., Class A(b)	2,135,552	1,003,944,351

		22,708,917,227

Specialty Retail-0.69%
O’Reilly Automotive, Inc.(b)	868,530	400,461,812
Ross Stores, Inc.	4,173,875	389,506,015
Ulta Beauty, Inc.(b)	660,600	147,961,188

		937,929,015

Technology Hardware, Storage & Peripherals-13.51%
Apple, Inc.	157,215,671	18,207,146,858
Western Digital Corp.	3,547,783	129,671,469

		18,336,818,327

Textiles, Apparel & Luxury Goods-0.35%
lululemon athletica, inc.(b)	1,457,395	480,022,191

Trading Companies & Distributors-0.22%
Fastenal Co.	6,726,146	303,281,923

Wireless Telecommunication Services-1.22%
T-Mobile US, Inc.(b)	14,514,709	1,659,902,121

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $129,114,153,470)		135,683,471,517
OTHER ASSETS LESS LIABILITIES-0.02%		30,728,391

NET ASSETS-100.00%		$135,714,199,908

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Statement of Assets and Liabilities

September 30, 2020

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$135,683,471,517
Cash	288,509,410
Receivable for:
Dividends	17,825,567
Investments sold	3,210,824,727
Fund shares sold	2,765,543,455

Total assets	141,966,174,676

Liabilities:
Payable for:
Distributions	177,018,028
Amount due to Licensor	26,075,499
Amount due to Trustee	10,275,206
Amount due to Sponsor	59,968,970
Investments purchased.	2,765,247,199
Fund shares repurchased	3,211,473,720
Accrued expenses	1,916,146

Total liabilities	6,251,974,768

Net Assets	$135,714,199,908

Net assets consist of:
Shares of beneficial interest.	$133,352,895,443
Distributable earnings	2,361,304,465

Net Assets	$135,714,199,908

Shares outstanding (unlimited amount authorized, no par value)	487,850,000
Net asset value	$278.19

Investments in securities, at cost	$129,114,153,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Statement of Operations

For the years ended September 30, 2020, 2019, 2018

	Invesco QQQ TrustSM , Series 1 (QQQ)
	2020	2019	2018

Investment income:
Dividend income	$947,785,717	$775,601,866	$661,960,717
Foreign withholding tax	(949,316)	(718,241)	(140,648)

Total investment income	946,836,401	774,883,625	661,820,069

Expenses:
Licensing fees	82,322,671	58,215,743	52,909,352
Professional fees.	146,752	146,351	153,936
Marketing expenses	66,859,915	43,424,140	38,226,217
Trustee fees.	48,015,660	35,957,626	33,305,135
Other expenses	2,095,530	1,546,437	1,428,691

Total expenses.	199,440,528	139,290,297	126,023,331

Net investment income	747,395,873	635,593,328	535,796,738

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,113,632,290)	(1,076,797,541)	(641,502,534)
In-kind redemptions	30,481,333,772	7,330,415,197	13,297,440,988

Net realized gain	29,367,701,482	6,253,617,656	12,655,938,454

Change in net unrealized appreciation (depreciation) on investment securities	11,445,165,757	(5,340,560,836)	1,966,756,314

Net realized and unrealized gain	40,812,867,239	913,056,820	14,622,694,768

Net increase in net assets resulting from operations	$41,560,263,112	$1,548,650,148	$15,158,491,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Statement of Changes in Net Assets

For the years ended September 30, 2020, 2019, 2018

	Invesco QQQ TrustSM , Series 1 (QQQ)
	2020	2019	2018
Operations:
Net investment income	$747,395,873	$635,593,328	$535,796,738
Net realized gain	29,367,701,482	6,253,617,656	12,655,938,454
Change in net unrealized appreciation (depreciation)	11,445,165,757	(5,340,560,836)	1,966,756,314

Net increase in net assets resulting from operations	41,560,263,112	1,548,650,148	15,158,491,506

Distributions to Shareholders from:
Distributable earnings.	(730,053,192)	(614,603,326)	(505,099,267)

Shareholder Transactions:
Proceeds from shares sold	212,152,487,372	140,471,265,376	151,446,113,315
Value of shares repurchased.	(192,325,314,221)	(140,350,779,370)	(144,274,856,274)

Net increase in net assets resulting from share transactions	19,827,173,151	120,486,006	7,171,257,041

Net increase in net assets	60,657,383,071	1,054,532,828	21,824,649,280

Net assets:
Beginning of year	75,056,816,837	74,002,284,009	52,177,634,729

End of year	$135,714,199,908	$75,056,816,837	$74,002,284,009

Changes in Shares Outstanding:
Shares sold	929,400,000	805,700,000	911,400,000
Shares repurchased	(839,150,000)	(806,550,000)	(871,500,000)
Shares outstanding, beginning of year	397,600,000	398,450,000	358,550,000

Shares outstanding, end of year	487,850,000	397,600,000	398,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights

Invesco QQQ TrustSM, Series 1 (QQQ)

	Years Ended September 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of year	$188.77	$185.73	$145.52	$118.73	$101.88

Net investment income(a)	1.71	1.62	1.42	1.33	1.26
Net realized and unrealized gain on investments	89.34	2.96	40.10	26.79	16.83

Total from investment operations	91.05	4.58	41.52	28.12	18.09

Distributions to shareholders from:
Net investment income	(1.63)	(1.54)	(1.31)	(1.33)	(1.24)

Net asset value at end of year.	$278.19	$188.77	$185.73	$145.52	$118.73

Net Asset Value Total Return(b)	48.44%	2.56%	28.60%	23.82%	17.85%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$135,714,200	$75,056,817	$74,002,284	$52,177,635	$39,535,821
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.75%	0.91%	0.85%	1.01%	1.15%
Portfolio turnover rate(c)	7.68%	6.93%	4.94%	4.16%	7.49%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco QQQ TrustSM, Series 1

September 30, 2020

NOTE 1–Organization

The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.

The market price of each Share may differ to some degree from the Trust’s net asset value (“NAV”). Unlike conventional mutual funds, the Trust issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ–100 Index® (the “Underlying Index”).

The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Underlying Index.

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the NAV of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B.	Other Risks

Equity Risk. An investment in the Trust should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by the Trust and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s NAV and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Trust’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

F.

Federal Income Taxes - The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

11

I.

Indemnifications - In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3–Agreements with the Trustee, Licensor and Sponsor

The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to the NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the Invesco EQQQ Fund on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the Invesco EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no express termination date.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	0.10% per annum
$500,000,000-$2,499,999,999*	0.08% per annum
$2,500,000,000-$24,999,999,999*	0.06% per annum
$25,000,000,000-$49,999,999,999*	0.05% per annum
$50,000,000,000 and above*	0.04% per annum

*

The fee indicated applies to that portion of the net assets of the Trust that falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

Marketing expenses for the years ended September 30, 2020, 2019 and 2018, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Underlying Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2020, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily NAV of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeded such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services and the Trust does not reimburse the Sponsor for such fees.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active

12

market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.

Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2020, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2020, 2019 and 2018:

	September 30, 2020	September 30, 2019	September 30, 2018
Ordinary income*	$730,053,192	$614,603,326	$505,099,267

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Fiscal Year-End:

Undistributed ordinary income	$195,818,712

Net unrealized appreciation – investments	6,420,556,328

Temporary book/tax differences	(177,018,024)

Capital loss carryforward	(3,374,416,022)

Post-October capital losses deferrals*	(703,636,529)

Shares of beneficial interest	133,352,895,443

Total net assets	$135,714,199,908

*

The Fund will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of the Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Trust as of September 30, 2020:

No expiration
Short-Term	Long-Term	Total*
$172,429,796	$3,201,986,226	$3,374,416,022

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the fiscal year ended September 30, 2020, the aggregate cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $7,729,617,576 and $7,704,526,747, respectively.

For the fiscal year ended September 30, 2020, in-kind transactions associated with creations and redemptions were $211,936,095,899 and $192,123,688,205, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At September 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$11,805,278,883

Aggregate unrealized (depreciation) of investments	(5,384,722,555)

Net unrealized appreciation of investments	$6,420,556,328

Cost of investments for tax purposes is $129,262,915,189.

NOTE 7–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, and expired capital loss carryforwards on

September 30, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2020, the reclassifications were as follows:

Undistributed Net Investment Income	$(15,925,351)

Undistributed Net Realized Gain	(30,110,530,455)

Shares of Beneficial Interest	30,126,455,806

NOTE 8–Capital

Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Invesco QQQ shares and a balancing cash component to equate the transaction to the NAV per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2020, 2019 and 2018, the Trustee earned $1,712,500, $1,637,550, and $1,569,150, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2020, 2019 or 2018.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Trust’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Shareholders of Invesco QQQ TrustSM, Series 1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco QQQ TrustSM, Series 1 (the “Trust”) as of September 30, 2020, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2020, the results of its operations and changes in its net assets for each of the three years in the period ended September 30, 2020, and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

December 22, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Supplemental Information

(Unaudited)

I. Information Regarding Closing Prices vs. NAV Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. NAV is the price at which the Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of the Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that the Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2015 through September 30, 2020.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

Invesco QQQ TrustSM, Series 1

Five Year Period Ended September 30, 2020

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	6	0.48%

Between zero and 0.25%	551	43.76%

Closing Price Equal to NAV	-	-%

Between zero and -0.25%	696	55.28%

Less than -0.25%	6	0.48%

Total	1,259	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

II. Annualized and Cumulative Returns for Invesco QQQ TrustSM, Series 1

Annualized Total Return

For the Period Ending September 30, 2020

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM , Series 1	48.44%	48.39%	48.75%	23.37%	23.38%	23.63%	20.17%	20.16%	20.43%	8.88%	8.86%	9.10%

Cumulative Total Return

For the Period Ending September 30, 2020

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM , Series 1	48.44%	48.39%	48.75%	185.76%	185.85%	188.76%	528.07%	527.57%	541.81%	525.37%	523.98%	553.80%

(a)

Annualized Total Returns and Cumulative Total Returns for the period since inception are calculated from the inception date of March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and NAV, respectively. Since Trust shares typically do not trade in the secondary market until after several days

16

Supplemental Information–(continued)

(Unaudited)

after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike the Trust, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

17

Supplemental Information–(continued)

(Unaudited)

Amendment No. 3 to the Trust Indenture and Agreement, dated October 15, 2020, made between the Sponsor and the Trustee, amended the Trust Indenture and Agreement, dated March 4, 1999 and as amended March 21, 2007 and April 25, 2018 (the “Trust Agreement”) to restate Section 2.D. of the Trust Agreement as follows:

The Mandatory Termination Date for the Trust shall be the date upon which the maturity, redemption, sale or other disposition, as the case may be, of the last security held by the Trust occurs.

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Tax Information

(Unaudited)

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2020:

	Qualified Dividend Income*	Dividends-Received Deduction*
Invesco QQQ TrustSM ,Series1	100%	100%

*  The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

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Invesco QQQ TrustSM, Series 1 (QQQ)

Sponsor

Invesco Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, D.C. 20036

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Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Trust with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORTs will be available on the Commission’s website at www.sec.gov.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-QQQ-AR-1	invesco.com/ETFs